Other Current Liabilities (Details) - Schedule of other current liabilities consist - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Other Current Liabilities Consist Abstract
GST and other tax liabilities	$ 7,790,790	$ 5,470,477
CSR expenses liabilities	206,619	100,127
Cheques receivables / payables (net)		54,653
Capital creditors	896
Advances from customers		3,893
Other current liabilities	$ 7,998,305	$ 5,629,150